Basis of Presentation & Consolidation (Notes)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Use of Estimates
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Actual amounts could differ from those estimates.
Certain prior year amounts have been reclassified to conform to the current year’s presentation. For the years ended December 31, 2015 and 2014, $17 million and $27 million, respectively, was reclassified from food and beverage revenues to other revenue, and $2 million and $50 million, respectively, was reclassified from corporate expense to depreciation and amortization.
As disclosed in Note 1, the financial results related to the SMG Business were classified as discontinued operations for all periods presented (see also Note 17).
Consolidation of Subsidiaries and Variable Interest Entities
Our consolidated financial statements include the accounts of Caesars Entertainment and its subsidiaries after elimination of all intercompany accounts and transactions.
We consolidate all subsidiaries in which we have a controlling financial interest and variable interest entities (“VIEs”) for which we or one of our consolidated subsidiaries is the primary beneficiary. Control generally equates to ownership percentage, whereby (1) affiliates that are more than 50% owned are consolidated; (2) investments in affiliates of 50% or less but greater than 20% are generally accounted for using the equity method where we have determined that we have significant influence over the entities; and (3) investments in affiliates of 20% or less are generally accounted for using the cost method.
We consolidate a VIE when we have both the power to direct the activities that most significantly impact the results of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. For VIEs that are under common control with affiliates, in lieu of an assessment of the power to direct the activities that most significantly impact the results of the VIE, we may be required to assess a number of other factors to determine the consolidating entity, including the following: (i) the closeness of the association that the VIE has with the businesses of the affiliated entities, (ii) the entity from which the VIE obtained its assets; (iii) the nature of ongoing management and other agreements; and (iv) the obligation to absorb losses and the right to receive residual returns that could potentially be significant to the VIE. Along with the VIEs that are consolidated in accordance with the above guidelines, we also hold variable interests in other VIEs that are not consolidated because we are not the primary beneficiary. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change. A change in determination could have a material impact on our financial statements.
Despite a majority financial interest, we may only possess non-substantive voting rights that do not confer upon us the ability to control key activities of the entity, such as determining operating budgets, payment of obligations, management of assets, and/or other activities necessary for the ordinary course of business. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change.
Consolidation of CGP
Because the equity holders in CGP receive returns disproportionate to their voting interests and substantially all the activities of CGP are related to Caesars, CGP has been determined to be a VIE. CAC is the sole voting member of CGP. Common control exists between CAC and Caesars through the majority beneficial ownership of both by Hamlet Holdings (as defined in Note 18). The assets held by CGP originally came from Caesars and continue to be intrinsically closely associated with Caesars through the nature of the business, as well as ongoing service and management agreements. Additionally, Caesars is expected to receive the majority of the benefits or absorb the majority of the losses from its higher economic participation in CGP. We have determined that Caesars is the primary beneficiary of CGP as a result of the close association with Caesars and other factors such as the fact that all of the assets and businesses owned by CGP were acquired from Caesars, and therefore, we are required to consolidate them. Neither CAC nor CGP guarantees any of CEC’s debt, and the creditors or beneficial holders of CGP have no recourse to the general credit of CEC.
We account for the noncontrolling interest in CGP using the hypothetical liquidation at book value (“HLBV”) method to attribute the earnings and losses of CGP between the controlling and noncontrolling interest. Under this method, the noncontrolling interest in the CGP entity is based upon the noncontrolling interest holders’ contractual claims on CGP’s accounting balance sheet pursuant to the mandatory liquidation provisions of the operating agreement, adjusted for certain common control tax distributions and the Notes Distribution described in Note 11. Caesars’ resulting net income from the controlling interest is the residual net income from the consolidation of the VIE less the HLBV calculated net income attributable to the noncontrolling interest holder. Due to certain mandatory liquidation provisions of the operating agreement, this could result in a net loss to Caesars consolidated results in periods in which CGP reports net income.
Subject to the terms and conditions described in the certificate of incorporation of CAC and the operating agreement of CGP, after October 21, 2016, Caesars Entertainment has the right to acquire all or a portion of the voting units of CGP (or, at the election of CAC, shares of CAC’s Class A common stock) not otherwise owned by Caesars Entertainment at such time. The purchase consideration may be, at Caesars Entertainment’s option, cash or shares of Caesars Entertainment’s common stock valued at market value, net of customary market discount and expenses, provided that the cash portion will not exceed 50% of the total consideration in any exercise of the call right. The purchase price will be the greater of (i) the fair market value of the voting units of CGP (or shares of CAC’s Class A common stock) at such time based on an independent appraisal or (ii) the initial capital contribution in respect of such units plus a 10.5% per annum return on such capital contribution, subject to a maximum return on such capital contribution of 25% per annum, taking into account prior distributions with respect to such units.
CGP generated net revenues of $1.7 billion, $1.6 billion and $1.3 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Net income attributable to Caesars related to CGP was $3.1 billion for the year ended December 31, 2016, which was primarily related to sale of the SMG Business (see Note 17). Net loss attributable to Caesars related to CGP was $18 million and $405 million for the years ended December 31, 2015 and 2014, respectively.
CGP was obligated to issue non-voting membership units to CEC in 2016 to the extent that the earnings from CIE’s social and mobile games business exceeded a specified threshold amount as of December 31, 2015. In April 2016, CGP issued 32 million Class B non-voting units to CEC, resulting in CEC’s economic ownership in CGP increasing from 57.4% to 61.2%. However, there was no effect on our financial statements from this transaction. CEC’s economic ownership of CGP is 61.0% as of December 31, 2016.
Our consolidated restricted cash includes amounts held by CGP of $3.0 billion and $12 million as of December 31, 2016 and 2015, respectively. As of December 31, 2016, the majority of the balance is restricted under the terms of the CIE Proceeds Agreement, which requires a portion of the CIE Proceeds be deposited into the CIE escrow account (the "CIE Escrow Account"). Up to $235 million may be distributed from the CIE Escrow Account only: (i) pursuant to the terms of the term sheet included in the CIE Proceeds Agreement and the agreement entered into among Wilmington Trust, National Association, CIE and CEOC, governing the CIE Escrow Account, (ii) with the joint written consent of CIE and CEOC, or (iii) pursuant to an order of a court of competent jurisdiction.
CGP consolidates into its financial statements the accounts of any variable interest entity for which it is determined to be the primary beneficiary. Caesars Baltimore Investment Company, LLC (“CBIC”) is wholly-owned and consolidated by CGP. CBIC indirectly holds interests in the CBAC Borrower, LLC (“CBAC”), owner of the Horseshoe Baltimore Casino, through its ownership interest in CR Baltimore Holdings (“CRBH”), a variable interest entity. The counterparty that owns the minority interest in CRBH is restricted from transferring its interest in CRBH without prior consent from CBIC. As a result, CBIC has been determined to be the primary beneficiary of CRBH, and therefore, consolidates CRBH into its financial statements. Under the existing terms of the agreement, the transfer restrictions will expire in the third quarter of 2017, at which time CBIC would no longer be considered the primarily beneficiary and would deconsolidate CRBH. CRBH would then be accounted for as an equity method investment from that point forward.
In addition to CGP, we also hold immaterial variable interests in other VIEs that are not consolidated because we are not the primary beneficiary. We continually monitor both consolidated and non-consolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change.
Distribution of CEOC Notes
In August 2014, CGP effectuated a distribution of 100% of its remaining investment in certain CEOC notes as a dividend to its members, CEC and CAC, pro rata based upon each member’s ownership percentage in CGP (the "Notes Distribution"). In connection with the Notes Distribution, CEC received $187 million in aggregate principal amount of CEOC’s 6.50% senior notes and $206 million in aggregate principal amount of CEOC’s 5.75% senior notes, and CAC received $138 million in aggregate principal amount of CEOC’s 6.50% senior notes and $151 million in aggregate principal amount of CEOC’s 5.75% senior notes.
Because CGP is a consolidated VIE, the CEOC notes held by CGP prior to the Notes Distribution were eliminated in consolidation. The CEOC notes received by CEC were subsequently contributed to CEOC for cancellation, which resulted in no impact on the consolidated financial statements of CEC. In addition, the Notes Distribution resulted in a $160 million decrease in noncontrolling interest, which represented CGP's reported fair value of the CEOC notes at the time of the Notes Distribution.
Consolidation of CES
A steering committee acts in the role of a board of managers for CES with each Member entitled to appoint one representative to the steering committee. Each Member, through its representative, is entitled to a single vote on the steering committee; accordingly, the voting power of the Members does not equate to their ownership percentages. Therefore, when CES was formed, we determined that it was a VIE, and we concluded that CERP was required to consolidate it.
Effective January 1, 2016, we implemented the Financial Accounting Standard Board’s (the “FASB”) Accounting Standard Update (“ASU”) No. 2015-02, which amended Topic 810, Consolidations. Applying the amended guidance had no effect on our consolidated financial statements.
Under the guidance in effect prior to ASU No. 2015-02, CERP was determined to be the primary beneficiary of CES, and we consolidated CES through our consolidation of CERP. Under the amended guidance, in determining whether an entity is the primary beneficiary of a VIE, the entity must evaluate whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance through both its direct economic interests in the VIE and its indirect economic interests in the VIE held through related parties. Under the new criteria, when a decision maker exists that holds both power and benefits through its related parties and neither related party holds such power and benefits on their own, the decision maker is determined to be the primary beneficiary. Therefore, we concluded that CEC is the primary beneficiary because our combined economic interest in CES, through our subsidiaries, represents a controlling financial interest.
Expenses incurred by CES are allocated to the casino properties directly or to the Members according to their allocation percentages, subject to annual review. Therefore, CES is a "pass-through" entity that serves as an agent on behalf of the Members at a cost-basis, and is contractually required to fully allocate its costs. CES is designed to have no operating cash flows of its own, and any net income or loss is generally immaterial and is typically subject to allocation to the Members in the subsequent period.
Consolidation Considerations for CEOC
CEOC’s filing for reorganization was a reconsideration event for Caesars Entertainment to reevaluate whether consolidation of CEOC continued to be appropriate. We concluded that CEOC is a VIE and that we are not the primary beneficiary of CEOC; therefore, we no longer consolidate CEOC, but account for our investment in CEOC as a cost method investment subsequent to the deconsolidation. CEOC’s ownership interest in CES was $33 million and $23 million as of December 31, 2016 and December 31, 2015, respectively, and is accounted for as noncontrolling interest.
Transactions with CEOC are treated as related party transactions for Caesars Entertainment. These transactions include items such as casino management fees paid to CEOC, insurance expenses related to insurance coverage provided to CEOC by Caesars Entertainment, and rent payments by CEOC to CERP under the Octavius Tower lease agreement. See Note 18 for additional information on related party transactions and on the carrying amounts and classification of assets and liabilities that relate to our variable interest in CEOC.
During the year ended December 31, 2015, Caesars Entertainment recognized a $7.1 billion gain associated with the deconsolidation of CEOC and recorded a cost method investment in CEOC of zero due to the negative equity associated with CEOC’s underlying financial position. For the 2015 period prior to the deconsolidation, CEOC segment net revenues totaled $158 million, net loss attributable to Caesars totaled $76 million, and negative cash flow from operating activities totaled $220 million.